Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions

Note 3. Acquisitions

2011 acquisitions

Purchase of DroidSecurity Ltd.

On January 4, 2011, the Company acquired 100% of the outstanding shares of DroidSecurity Ltd. (“Droid”), an Israeli producer of anti-virus software for android devices. The results of operations of Droid were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. Supplemental pro forma information for Droid was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $202, which were included in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(297)
Intangible assets(2)	1,104
Goodwill(3)	4,782

Total purchase consideration	$5,589

(1)	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
(2)	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
(3)	Goodwill is not tax deductible. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Droid software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,400
Cash consideration expected to be paid in earn out payments(4)	1,189

$5,589

(4)

Earn out payments are capped at $5,300 and are primarily based on the number of users generated from sales of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial year 2011, the Company paid $738 in earn out payments classified as contingent consideration and recorded compensation expense of $1,142.

Purchase of iMedix Web Technologies Ltd.

On May 18, 2011, the Company acquired 100% of the outstanding shares of iMedix Web Technologies Ltd. (“iMedix”), a software developer based in Israel. The results of operations of iMedix were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. Supplemental pro forma information for iMedix was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $309, which were included in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(1,262)
Intangible assets(2)	3,634
Goodwill(3)	3,300

Total purchase consideration	$5,672

(1)	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
(2)	Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.
(3)	Goodwill is not tax deductible. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of iMedix software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,761
Deferred purchase consideration(4)	1,911

$5,672

(4)	The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Purchase of TuneUp Software GmbH

On August 19, 2011, AVG Technologies GER GmbH acquired 100% of the voting interest in TuneUp Software GmbH (“TuneUp”), a Germany-based provider of intelligent software tools that enable users to optimize use of their operating systems and programs. The results of operations of TuneUp were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. The Company incurred acquisition-related transaction costs of $1,817, which were recorded in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising at acquisition, were determined as follows:

	Historic cost	Fair value adjustments	Fair value
Assets acquired:
Cash and cash equivalents(1)	$2,567	$—	$2,567
Trade accounts receivable, net	829	—	829
Inventories	74	—	74
Prepaid expenses and other current assets	826	644	1,470
Property and equipment, net	815	—	815
Intangible assets(2)	28	17,062	17,090
Goodwill(3)	—	29,195	29,195

Total assets acquired	5,139	46,901	52,040
Liabilities assumed:
Accounts payable	658	—	658
Accrued and other liabilities	1,854	—	1,854
Deferred revenues	14,941	(13,784)	1,157
Deferred taxes	—	3,351	3,351

Total liabilities assumed	17,453	(10,433)	7,020
Net assets acquired	$(12,314)	$57,334	$45,020

Components of consideration:
Cash consideration paid(1)			$34,430
Cash consideration expected to be paid in earn out payments(4)			10,590

			$45,020

(1)	Included in cash consideration paid is Euro 5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of Euro 3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
(2)	Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.
(3)	Goodwill is not tax deductible. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of TuneUp software with the Company’s existing solutions.
(4)	Contingent cash consideration up to Euro 10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at $10.6 million, is contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011.

As part of the acquisition and apart from the contingent cash consideration above, the former owners of TuneUp will receive shares of AVG with a total value of Euro 11.5 million or $16.5 million subject to their continued employment with the Company and other vesting conditions. The Company recognizes the expense relating to these shares over a four-year vesting period. During financial year 2011, the Company recorded compensation expense of $3,124, which was included in General and administrative expenses.

Pro Forma Effect of TuneUp Acquisition

The following unaudited pro forma financial information presents the Company’s combined results with TuneUp as if the acquisition had occurred at the beginning of 2010.

	Year Ended December 31,
	2010	2011
Pro forma net revenue	$228,460	$281,506

Pro forma net income	$43,868	$98,277

The amounts of net revenue and net loss of TuneUp included in the Company’s Consolidated Statement of Comprehensive Income from the acquisition date to December 31, 2011 are $1,234 and $5,027, respectively.

The above unaudited pro forma financial information includes adjustments for amortization of identifiable intangible assets that were acquired of $1.5 million and $1.8 million and adjustments for incremental share based compensation expense resulting from issuance of AVG shares to the sellers of TuneUp of $8.7 million and $1.2 million, for financial years 2010 and 2011, respectively, and adjustments to eliminate acquisition related costs incurred of $2.7 million in the historic statements of comprehensive income for financial year 2011. The related tax effect of the adjustments was included in the preparation of the above unaudited pro forma financial information. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2010, nor are they indicative of future results of the combined companies.

Purchase of AVG Distribution Switzerland AG

On October 31, 2011, AVG Technologies Holdings B.V. purchased 100% of the shares of AVG Distribution Switzerland AG (“AVG DACH”), a Switzerland-based distributor of AVG products in Germany, Austria and Switzerland for Euro 3.9 million ($5.4 million) and settled its pre-existing agency and distribution agreements with AVG DACH for Euro 2.6 million ($3.7 million), in cash. The results of operations of AVG DACH were included in the Consolidated Statements of Comprehensive Income from the date of acquisition. Supplemental pro forma information for AVG DACH was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $70, which were recorded in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$(598)
Intangible assets(2)	4,741
Goodwill(3)	1,295

Total purchase consideration	$5,438

(1)	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
(2)	Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
(3)	Goodwill is not tax deductible. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of AVG DACH distribution network.

Components of consideration:
Cash consideration paid	$5,438

$5,438

In connection with the acquisition, the Company settled its pre-existing agency and distribution agreements with AVG DACH and recorded a settlement loss of $3,673 under General and administrative expenses. The amount of the settlement was based on expected future cash flows of the component of the agreements that was unfavorable to the Company.

Purchase of Bsecure

On October 26, 2011, AVG Technologies CY Limited and AVG Exploit Prevention Labs, Inc. entered jointly into an asset purchase agreement to acquire certain assets and liabilities from Bsecure Solutions, Inc., Bsecure Technologies, Inc., Bsecure Online, Inc., Bsecure Development, Inc. and Joseph Gregory (“Bsecure”), a U.S.-based provider of application service offerings featuring internet filtering and/or cloud-based management of information technology solutions. The results of operations from the acquired Bsecure business were included in the Consolidated Statements of Comprehensive Income from the date of acquisition, November 23, 2011. Supplemental pro forma information for Bsecure was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $355, which were recorded in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$584
Intangible assets(2)	4,510
Goodwill(3)	1,445

Total purchase consideration	$6,539

(1)	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
(2)	Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
(3)	Goodwill is tax deductible. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Bsecure technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,799
Cash consideration expected to be paid in earn out payments(4)	1,740

$6,539

(4)	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration.

2010 acquisitions

Purchase of Walling Data Systems, Inc.

On June 9, 2010, the Company, through its subsidiary, AVG Technologies USA Inc. acquired the assets and liabilities of its distributor Walling Data Systems, Inc. (“WDS”) in order to expand its distribution capabilities in the United States. The Company paid a total purchase price of $2,985 in cash. The results of operations of WDS were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. Supplemental pro forma information for WDS was not material to the Company’s financial results and was therefore not included. For financial year 2010, the Company recorded acquisition-related transaction costs of $272, which were included in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising, were determined as follows:

Net tangible assets	$122
Intangible assets(1)	1,459
Goodwill(2)	1,404

Total purchase consideration	$2,985

(1)	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
(2)	Goodwill is tax deductible. The goodwill amount resulted primarily from the Company’s expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.

As a part of the transaction, the Company also assumed a liability to pay up to $2,250 to the former owner subject to his continuing employment with the Company. The arrangement was deemed to be compensation for future employment services and therefore was excluded from the purchase consideration. In May 2011, the arrangement was amended and, as a result of this change in the agreement, the Company paid $2,405 to the former owner of WDS. During financial years 2010 and 2011, the Company recorded compensation expense of $625 and $1,780, respectively, which were included in Sales and marketing expenses.

2009 acquisitions

Purchase of Sana Security, Inc.

On January 9, 2009, the Company, through certain of its subsidiaries, acquired Sana Security, Inc., (“Sana”) a security software developer, through the purchase of all of the assets and certain liabilities of Sana. The results of operations of Sana were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. Supplemental pro forma information for Sana was not material to the Company’s results of operations and was therefore not included. For financial year 2009, the Company recorded acquisition-related transaction costs of $645, which were included in General and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising, were determined as follows:

Net liabilities(1)	$(675)
Intangible assets(2)	4,194
Goodwill(3)	11,456

Total purchase consideration	$14,975

(1)	Net liabilities included deferred revenue, which was adjusted from $1,796 to $735, representing the estimate of the fair value of the contractual obligation assumed for customer support.
(2)	Intangible assets included developed technology of $2,370, customer relationships of $1,160 and other intangibles of $664, which are amortized over their estimated useful lives of 4 years, 2 years and 2 years, respectively.
(3)	Goodwill is tax deductible. The goodwill amount resulted primarily from the expectation of synergies from the integration of Sana’s software with the Company’s products.

Components of consideration:
Cash consideration paid	$10,227
Cash consideration expected to be paid in earn out payments(4)	4,748

$14,975

(4)

The contingent payments include earn out payments which are limited to a maximum amount of $25,000 and are based on the net profit generated from the sale of Sana products in the period between January 9, 2009 and December 31, 2010. A payment of $1,003 was made in 2009 with further $4,209 paid in 2010. A last payment of $1,975 was made in 2011.

Purchase of Square, SAS

On October 1, 2009, the Company acquired 100% of the shares of its distributor SQUARE, SAS (“Square”) in order to expand its distribution capabilities in France. Square was subsequently renamed AVG Technologies FRA. The results of operations of Square were included in the Consolidated Statements of Comprehensive Income since the date of acquisition. Supplemental pro forma information for Square was not material to the Company’s financial results and was therefore not included. For financial year 2009, the Company recorded acquisition-related transaction costs of $133, which were included in General and administrative expenses.

The net liabilities assumed in the transaction, and the goodwill arising, were determined as follows:

Net liabilities(1)	$(351)
Intangible assets(2)	112
Goodwill(3)	2,831

Total purchase consideration	$2,592

(1)	Net liabilities included deferred revenue, which was adjusted from $0 to $463, representing the estimate of the fair value of the contractual obligation assumed for customer support.
(2)	Intangible assets included customer relationships of $97 and indefinite-lived intangibles of $15. Customer relationships are amortized over their estimated useful lives of 3 years.
(3)	Goodwill is not tax deductible. The goodwill amount resulted primarily from the expectation of synergies from the integration of the Square distribution network and certain intangible assets that do not meet the criteria for separate recognition.

Components of consideration:
Cash consideration	$1,599
Cash consideration expected to be paid in earn out payments(4)	993

$2,592

(4)	The contingent payments include earn out payments which are limited to a maximum amount of Euro 1 million ($1.3 million at the Euro /U.S. Dollar exchange rate on December 31, 2010) and based on the revenue and EBITDA generated from sale of AVG products in France in the period between October 1, 2009 and March 31, 2011. A payment of $571 was made in 2010. A last payment of $454 was made in 2011.